Equity - Compensation unit activities (Details) - SUNLIGHT FINANCIAL LLC - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Units
Balance at the beginning
Balance at the end	305,463
Class C
Per Unit
Balance at the beginning (in dollars per unit)	$ 14.45	$ 11.10
Issued (in dollars per unit)	23.62	16.12
Balance at the end (in dollars per unit)	$ 14.51	$ 14.45
Units
Balance at the beginning	237,318	77,097
Issued	1,205	167,097
Balance at the end	234,403	237,318
Long Term Incentive Plan
Per Unit
Balance at the beginning (in dollars per unit)	$ 19.54	$ 34.72
Issued (in dollars per unit)	23.62	13.91
Forfeited (in dollars per unit)	18.61	15.23
Balance at the end (in dollars per unit)	$ 20.06	$ 19.54
Units
Balance at the beginning	64,046	21,514
Issued	14,678	49,095
Forfeited	(2,444)	(2,663)
Balance at the end	71,060	64,046
C-1 Units
Units
Balance at the beginning
Balance at the end	61,582
C-1 Units | Class C
Per Unit
Converted (in dollars per unit)	$ 20.11	$ 22.87
Units
Balance at the beginning
Converted	(1,095)	(3,846)
Balance at the end	52,484
C-1 Units | Long Term Incentive Plan
Per Unit
Converted (in dollars per unit)	$ 40.19	$ 63.82
Units
Balance at the beginning
Converted	(1,607)	(1,791)
Balance at the end	9,098
C-2 Units
Units
Balance at the beginning
Balance at the end	17,893
C-2 Units | Class C
Per Unit
Converted (in dollars per unit)	$ 11.12	$ 11.12
Units
Balance at the beginning
Converted	(3,025)	(3,030)
Balance at the end	8,878
C-2 Units | Long Term Incentive Plan
Per Unit
Converted (in dollars per unit)	$ 17.36	$ 11.12
Units
Balance at the beginning
Converted	(3,613)	(2,109)
Balance at the end	9,015